Financial instruments - additional disclosures (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 31,266	$ 37,491
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Interest bearning accounts of associates payable on demand [member]
Disclosure of financial liabilities [line items]
Financial liabilities		1,814
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Bank and other financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	863	899
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Commercial paper [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,772	893
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Straight bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	22,341	25,296
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Liabilities to banks and other financial institutions [member]
Disclosure of financial liabilities [line items]
Financial liabilities	144	227
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,146	5,553
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Commitment for repurchase of own shares [member]
Disclosure of financial liabilities [line items]
Financial liabilities		2,809
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,789	1,896
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,789	1,896
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,122	1,162
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,067	1,094
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 55	$ 68